UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	800-267-7400
Date of fiscal year end:	December 31st
Date of reporting period:	July 1, 2021 to June 30, 2022

Item 1.  Proxy Voting Record.

Rule One Fund
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 ARMADA HOFFLER PROPERTIES, INC.                                                             Agenda Number:  935630803
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    Security:  04208T108                                                             Meeting Type:  Annual
      Ticker:  AHH                                                                   Meeting Date:  15-Jun-2022
        ISIN:  US04208T1088
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       George F. Allen                                           Mgmt          For                            For
       James A. Carroll                                          Mgmt          For                            For
       James C. Cherry                                           Mgmt          For                            For
       Louis S. Haddad                                           Mgmt          For                            For
       Eva S. Hardy                                              Mgmt          For                            For
       Daniel A. Hoffler                                         Mgmt          For                            For
       A. Russell Kirk                                           Mgmt          For                            For
       Dorothy S. McAuliffe                                      Mgmt          For                            For
       John W. Snow                                              Mgmt          For                            For

2.     Ratification of the appointment of Ernst & Young LLP      Mgmt          For                            For
       as our independent registered public accounting firm
       for our fiscal year ending December 31, 2022.

3.     Advisory vote to approve the compensation of our named    Mgmt          For                            For
       executive officers.

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 BANK OZK                                                                                    Agenda Number:  935575590
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    Security:  06417N103                                                             Meeting Type:  Annual
      Ticker:  OZK                                                                   Meeting Date:  16-May-2022
        ISIN:  US06417N1037
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Nicholas Brown                      Mgmt          For                            For

1B.    Election of Director: Paula Cholmondeley                  Mgmt          For                            For

1C.    Election of Director: Beverly Cole                        Mgmt          For                            For

1D.    Election of Director: Robert East                         Mgmt          For                            For

1E.    Election of Director: Kathleen Franklin                   Mgmt          For                            For

1F.    Election of Director: Jeffrey Gearhart                    Mgmt          For                            For

1G.    Election of Director: George Gleason                      Mgmt          For                            For

1H.    Election of Director: Peter Kenny                         Mgmt          For                            For

1I.    Election of Director: William A. Koefoed, Jr.             Mgmt          For                            For

1J.    Election of Director: Christopher Orndorff                Mgmt          For                            For

1K.    Election of Director: Steven Sadoff                       Mgmt          For                            For

1L.    Election of Director: Ross Whipple                        Mgmt          For                            For

2.     To ratify the appointment of PricewaterhouseCoopers       Mgmt          For                            For
       LLP as the Company's independent registered public
       accounting firm for the year ending December 31, 2022.

3.     To approve, on an advisory, non-binding basis, the        Mgmt          For                            For
       compensation of the Company's named executive officers
       as disclosed in the Proxy Statement.

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 HUNTINGTON INGALLS INDUSTRIES, INC.                                                         Agenda Number:  935572479
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    Security:  446413106                                                             Meeting Type:  Annual
      Ticker:  HII                                                                   Meeting Date:  03-May-2022
        ISIN:  US4464131063
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Philip M. Bilden                    Mgmt          For                            For

1B.    Election of Director: Augustus L. Collins                 Mgmt          For                            For

1C.    Election of Director: Kirkland H. Donald                  Mgmt          For                            For

1D.    Election of Director: Victoria D. Harker                  Mgmt          For                            For

1E.    Election of Director: Frank R. Jimenez                    Mgmt          For                            For

1F.    Election of Director: Christopher D. Kastner              Mgmt          For                            For

1G.    Election of Director: Anastasia D. Kelly                  Mgmt          For                            For

1H.    Election of Director: Tracy B. McKibben                   Mgmt          For                            For

1I.    Election of Director: Stephanie L. O'Sullivan             Mgmt          For                            For

1J.    Election of Director: C. Michael Petters                  Mgmt          For                            For

1K.    Election of Director: Thomas C. Schievelbein              Mgmt          For                            For

1L.    Election of Director: John K. Welch                       Mgmt          For                            For

1M.    Election of Director: Stephen R. Wilson                   Mgmt          For                            For

2.     Approve executive compensation on an advisory basis       Mgmt          For                            For

3.     Ratify the appointment of Deloitte & Touche LLP as        Mgmt          For                            For
       independent auditors for 2022

4.     Approve the Huntington Ingalls Industries, Inc. 2022      Mgmt          For                            For
       Long-Term Incentive Stock Plan

5.     Stockholder proposal to reduce the threshold at which     Shr           Against                        For
       stockholders can require a special meeting of
       stockholders

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 SPROUTS FARMERS MARKET, INC.                                                                Agenda Number:  935586961
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    Security:  85208M102                                                             Meeting Type:  Annual
      Ticker:  SFM                                                                   Meeting Date:  25-May-2022
        ISIN:  US85208M1027
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Kristen E. Blum                                           Mgmt          For                            For
       Jack L. Sinclair                                          Mgmt          For                            For

2.     To vote on a non-binding advisory resolution to           Mgmt          For                            For
       approve the compensation paid to our named executive
       officers for fiscal 2021 ("say-on-pay").

3.     To approve the Sprouts Farmers Market, Inc. 2022          Mgmt          For                            For
       Omnibus Incentive Compensation Plan.

4.     To ratify the appointment of PricewaterhouseCoopers       Mgmt          For                            For
       LLP as our independent registered public accounting
       firm for the fiscal year ending January 1, 2023.

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 STURM, RUGER & COMPANY, INC.                                                                Agenda Number:  935612843
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    Security:  864159108                                                             Meeting Type:  Annual
      Ticker:  RGR                                                                   Meeting Date:  01-Jun-2022
        ISIN:  US8641591081
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: John A. Cosentino, Jr.              Mgmt          For                            For

1b.    Election of Director: Michael O. Fifer                    Mgmt          For                            For

1c.    Election of Director: Sandra S. Froman                    Mgmt          For                            For

1d.    Election of Director: Rebecca S. Halstead                 Mgmt          For                            For

1e.    Election of Director: Christopher J. Killoy               Mgmt          For                            For

1f.    Election of Director: Terrence G. O'Connor                Mgmt          For                            For

1g.    Election of Director: Amir P. Rosenthal                   Mgmt          For                            For

1h.    Election of Director: Ronald C. Whitaker                  Mgmt          For                            For

1i.    Election of Director: Phillip C. Widman                   Mgmt          For                            For

2.     The ratification of the appointment of RSM US LLP as      Mgmt          For                            For
       the Independent Auditors of the Company for the 2022
       fiscal year.

3.     An advisory vote on the compensation of the Company's     Mgmt          For                            For
       Named Executive Officers.

4.     A shareholder proposal entitled "Human Rights Impact      Shr           Against                        For
       Assessment."

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 THE BOEING COMPANY                                                                          Agenda Number:  935558621
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    Security:  097023105                                                             Meeting Type:  Annual
      Ticker:  BA                                                                    Meeting Date:  29-Apr-2022
        ISIN:  US0970231058
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Robert A. Bradway                   Mgmt          For                            For

1B.    Election of Director: David L. Calhoun                    Mgmt          For                            For

1C.    Election of Director: Lynne M. Doughtie                   Mgmt          For                            For

1D.    Election of Director: Lynn J. Good                        Mgmt          For                            For

1E.    Election of Director: Stayce D. Harris                    Mgmt          For                            For

1F.    Election of Director: Akhil Johri                         Mgmt          For                            For

1G.    Election of Director: David L. Joyce                      Mgmt          For                            For

1H.    Election of Director: Lawrence W. Kellner                 Mgmt          For                            For

1I.    Election of Director: Steven M. Mollenkopf                Mgmt          For                            For

1J.    Election of Director: John M. Richardson                  Mgmt          For                            For

1K.    Election of Director: Ronald A. Williams                  Mgmt          For                            For

2.     Approve, on an Advisory Basis, Named Executive Officer    Mgmt          For                            For
       Compensation.

3.     Approve The Boeing Company Global Stock Purchase Plan.    Mgmt          For                            For

4.     Ratify the Appointment of Deloitte & Touche LLP as        Mgmt          For                            For
       Independent Auditor for 2022.

5.     Additional Report on Lobbying Activities.                 Shr           Against                        For

6.     Additional Report on Charitable Contributions.            Shr           Against                        For

7.     Reduce Threshold to Call Special Meetings from 25% to     Shr           Against                        For
       10%.

8.     Report on Net Zero Indicator.                             Shr           For                            For

* Management position unknown
Vote Summary Brief

Type	Meeting Date	Record Date	Cutoff Date	Cusip	Issuer		Shares
Special Meeting	4/28/2022	3/14/2022	4/27/2022	00507V109	Activision Blizzard, Inc.		97,000.00

#	Description					MRV	Vote
1.	To adopt the Agreement and Plan of Merger (as it may be amended from time to time), dated as of January 18, 2022 (the "merger agreement"), by and among Activision Blizzard, Inc. ("Activision Blizzard"), Microsoft Corporation and Anchorage Merger Sub Inc., a wholly owned subsidiary of Microsoft Corporation.					For	For
2.	To approve, by means of a non-binding, advisory vote, compensation that will or may become payable to the named executive officers of Activision Blizzard in connection with the merger pursuant to the merger agreement.					For	For
3.	To adjourn the special meeting to a later date or dates, if necessary or appropriate, to allow time to solicit additional proxies if there are insufficient votes to adopt the merger agreement at the time of the special meeting.					For	For
	The transaction of such other business as may properly come before the meeting.					N/A	N/A

Type	Meeting Date	Record Date	Cutoff Date	Cusip	Issuer		Shares
Annual Meeting	6/21/2022	4/22/2022	6/20/2022	00507V109	Activision Blizzard, Inc.		97,000.00

#	Description					MRV	Vote
1.	Election of Directors					For	For
1.01	Reveta Bowers					For	For
1.02	Kerry Carr					For	For
1.03	Robert Corti					For	For
1.04	Brian Kelly					For	For
1.05	Robert Kotick					For	For
1.06	Lulu Meservey					For	For
1.07	Barry Meyer					For	For
1.08	Robert Morgado					For	For
1.09	Peter Nolan					For	For
1.10	Dawn Ostroff					For	For
2.	Advisory vote to approve our executive compensation					For	For
3.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm					For	For
4.	Shareholder proposal regarding the nomination of an employee representative director					Against	Against
5.	Shareholder proposal regarding the preparation of a report about the Company’s efforts to prevent abuse, harassment, and discrimination					Against	Against
	The transaction of such other business as may properly come before the meeting.					N/A	N/A

Type	Meeting Date	Record Date	Cutoff Date	Cusip	Issuer		Shares
Annual Meeting	5/3/2022	3/4/2022	4/29/2022	067901108	Barrick Gold Corporation		88,426.00

#	Description					MRV	Vote
1.	ELECTION OF DIRECTORS					For	For
1.01	D. M. Bristow					For	For
1.02	H. Cai					For	For
1.03	G. A. Cisneros					For	For
1.04	C. L. Coleman					For	For
1.05	J. M. Evans					For	For
1.06	B. L. Greenspun					For	For
1.07	J. B. Harvey					For	For
1.08	A. N. Kabagambe					For	For
1.09	A. J. Quinn					For	For
1.10	M. L. Silva					For	For
1.11	J. L. Thornton					For	For
2.	RESOLUTION APPROVING THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP as the auditor of Barrick and authorizing the directors to fix its remuneration					For	For
3.	ADVISORY RESOLUTION ON APPROACH TO EXECUTIVE COMPENSATION					For	For

Type	Meeting Date	Record Date	Cutoff Date	Cusip	Issuer		Shares
Annual Meeting	6/2/2022	4/4/2022	6/1/2022	64110L106	Netflix, Inc.		19,000.00

#	Description					MRV	Vote
1.	To elect four Class II directors to hold office until the 2025 Annual Meeting of Stockholders.					For	For
1.01	Timothy Haley					For	For
1.02	Leslie Kilgore					For	For
1.03	Strive Masiyiwa					For	For
1.04	Ann Mather					For	For
2.	Management Proposal: Declassification of the Board of Directors.					For	For
3.	Management Proposal: Elimination of Supermajority Voting Provisions.					For	For
4.	Management Proposal: Creation of a New Stockholder Right to Call a Special Meeting.					For	For
5.	Ratification of Appointment of Independent Registered Public Accounting Firm.					For	For
6.	Advisory Approval of Executive Officer Compensation.					For	For
7.	Stockholder Proposal entitled, "Proposal 7 - Simple Majority Vote," if properly presented at the meeting.					Against	Against
8.	Stockholder Proposal entitled, "Proposal 8 - Lobbying Activity Report," if properly presented at the meeting.					Against	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust

(Registrant)

By /s/ Karen Shupe

Name: Karen Shupe

Title:   Principal Executive Officer

Date:  August 25, 2022